Employee benefits (Details 12)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
PPSP-R [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.53%	12.95%
Real discount rate	7.25%	7.48%
Nominal expected salary growth		6.16%
Mortality table	Petros Experience 2016	Petros Experience 2016
Disability table	American group	American group
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56.40 years Female, 55.48 years	Male, 56.36 years Female, 55.42 years
PPSP-R [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal expected salary growth	5.43%
PPSP-R [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal expected salary growth	4.56%
PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.54%	12.95%
Real discount rate	7.26%	7.48%
Nominal expected salary growth		6.15%
Mortality table	Petros Experiences 2025	Petros Experiences 2025
Disability table	American group	American group
Mortality table for disabled participants	AT-83 Basic by gender	AT-83 Basic by gender
Age of retirement	Male, 57.65 years Female, 55.79 years	Male, 57.71 years Female, 55.88 years
PPSP-NR [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal expected salary growth	5.28%
PPSP-NR [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal expected salary growth	4.42%
PPSP-R Pre-70 [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.72%	13.07%
Real discount rate	7.43%	7.59%
Mortality table	Petros Experiences 2020	Petros Experiences 2020
Mortality table for disabled participants	MI 2006, by gender, 20% smoothed	MI 2006, by gender, 20% smoothed
Age of retirement		Male, 56.36 years Female, 55.42 years
PPSP-NR Pre-70 [member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.73%	13.07%
Real discount rate	7.44%	7.59%
Nominal expected salary growth	6.15%	6.15%
Mortality table	Petros Experiences 2023	Petros Experiences 2023
Mortality table for disabled participants	Petros Experience 2014	Petros Experience 2014
Age of retirement		Male, 57.71 years Female, 55.88 years
Pension Plans P P 2 [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.47%	12.95%
Real discount rate	7.19%	7.48%
Nominal expected salary growth		8.72%
Mortality table	AT-2012 IAM basic fem 10% smoothed	AT-2012 IAM basic fem 10% smoothed
Disability table	Disability Experience PP-2 2022, 40% smoothed	Disability Experience PP-2 2022
Mortality table for disabled participants	MI-85, male, 10% smoothed	MI-85, male, 10% smoothed
Age of retirement	1st eligibility according to RGPS Male, 65 years / Female, 60 years	1st eligibility according to RGPS Male, 65 years / Female, 60 years
Pension Plans P P 2 [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Nominal expected salary growth	7.58%
Pension Plans P P 2 [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Nominal expected salary growth	6.70%
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	11.44%	12.93%
Real discount rate	7.16%	7.46%
Mortality table	Employees: according to pension plan Assisted: Petros 2016	Employees: according to pension plan Assisted: Petros 2016
Disability table	Disability Experience PP-2 2022, 40% smoothed	Disability Experience PP-2 2022
Mortality table for disabled participants	AT-49 male	AT-49 male
Age of retirement	Male, 56.91 years Female, 55.81 years	Male, 56.86 years Female, 55.75 years
Health Care Plan [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	16.06%	13.69%
Health Care Plan [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected changes in medical and hospital costs	3.25%	3.25%